PROSPECTUS SUPPLEMENT
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
Separate Account VL I of Talcott Resolution Life and Annuity Insurance Company
Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company

Supplement dated October 2, 2026,
to
Prospectuses dated May 1, 2026,
for
Hartford Leaders VUL LegacyTM, Stag Accumulator® Variable Universal Life,
Stag Protector® Variable Universal Life and Stag Variable Life Artisan Policies

This supplement updates and amends certain information contained in the current prospectus and summary prospectus, as applicable, for your variable universal life insurance Policy, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.

Effective immediately, all references in the prospectus, updating summary prospectus, and any supplements thereto to the mailing address for Talcott Resolution Life and Annuity Insurance Company are revised as follows:

Policy Owner Services
P.O. Box 4359
Clinton, IA 52733-4359

To obtain a copy of the current prospectus or updating summary prospectus, please visit
www.policyowner-services.com/productperformance or call 800-231-5453.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

PRODUCTSUP260
HLP-201, HLP-202, HLP-203, HLP-204, HLP-205, HLP-206